Shareholder Fees - FidelityAdvisorFreedomFunds-Z6ComboPRO	May 30, 2024 USD ($)
FidelityAdvisorFreedomFunds-Z6ComboPRO | Fidelity Advisor Freedom 2025 Fund
Shareholder Fees:
(fees paid directly from your investment)	none